LEASE LIABILITIES	12 Months Ended
Dec. 31, 2019
Lease Liabilities Schedule Of Lease Payments Not Recognised As Liability
LEASE LIABILITIES
26.	LEASE LIABILITIES

	December 31, 2019 US$’000			December 31, 2019 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	3,017	861	2,156	267	19	248
In more than one year, but not more than two	2,787	775	2,012	107	12	95
In more than two years but not more than five	6,700	1,861	4,840	185	9	176
more than five years	12,748	2,126	10,622	-	-	-

	25,252	5,263	19,630	559	40	519

	December 31, 2018	December 31, 2018 US$’000
	Operating Leases	Sale and leaseback liabilities
	Minimum lease payments	Minimum lease payments	Interest	Principal
Less than one year	3,083	473	37	436
In more than one year, but not more than two	2,783	271	19	252
In more than two years but not more than five	6,777	294	20	274
more than five years	14,699	-	-	-

	27,342	1,038	76	962

Lease payments not recognised as a liability

The Group has elected not to recognise a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred. The expense relating to payments not included in the measurement of the lease liability is as follows:

December 31, 2019
US$000
Short term leases	130
Leases of low value assets	-
Variable lease payments	-
130

    Terms and debt repayment schedule

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2019 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	286	286
Sale and leaseback liabilities	USD	5.51%	2023	233	233

Total interest-bearing loans and borrowings				519	519

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2018 were as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	648	648
Sale and leaseback liabilities	USD	5.51%	2023	314	314

Total interest-bearing loans and borrowings				962	962

The total paid in respect of lease liabilities in the year ended December 31, 2019 was US$3,533,000 (2018: US$374,000).